Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Available-for-sale securities	$ 252,007	$ 235,199
Derivatives (trading and other assets)	72,700	85,924
Loans held for sale	1	6
Financial liabilities:
Fair Value Liability derivatives	73,359	83,058
Brokers [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Trading assets (excluding derivatives)	0	0
Available-for-sale securities	0	0
Derivatives (trading and other assets)	0	0
Financial liabilities:
Fair Value Liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury And Government [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | US States And Political Subdivisions [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Trading assets (excluding derivatives)	122	406
Available-for-sale securities	2,158	1,657
Derivatives (trading and other assets)	5	8
Financial liabilities:
Fair Value Liability derivatives	(12)	(26)
Other liabilities	(115)	(121)
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Financial assets:
Available-for-sale securities	2,158	1,654
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury And Government [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | US States And Political Subdivisions [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Available-for-sale securities	621	138
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Securities [Member]
Financial assets:
Available-for-sale securities	1,537	1,516
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Financial assets:
Available-for-sale securities	0	3
Brokers [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Trading assets (excluding derivatives)	1	8
Available-for-sale securities	722	12,469
Derivatives (trading and other assets)	0	0
Financial liabilities:
Fair Value Liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Financial assets:
Available-for-sale securities	722	12,469
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury And Government [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | US States And Political Subdivisions [Member]
Financial assets:
Available-for-sale securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Available-for-sale securities	0	4
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Securities [Member]
Financial assets:
Available-for-sale securities	722	12,465
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Trading assets (excluding derivatives)	1,804	1,314
Available-for-sale securities	557	944
Derivatives (trading and other assets)	0	0
Financial liabilities:
Fair Value Liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Financial assets:
Available-for-sale securities	557	915
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury And Government [Member]
Financial assets:
Available-for-sale securities	557	915
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | US States And Political Subdivisions [Member]
Financial assets:
Available-for-sale securities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Securities [Member]
Financial assets:
Available-for-sale securities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Financial assets:
Available-for-sale securities	0	29
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Trading assets (excluding derivatives)	652	1,016
Available-for-sale securities	238,365	192,058
Derivatives (trading and other assets)	417	602
Financial liabilities:
Fair Value Liability derivatives	(418)	(634)
Other liabilities	(36)	(104)
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Financial assets:
Available-for-sale securities	237,735	191,284
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury And Government [Member]
Financial assets:
Available-for-sale securities	5,723	6,231
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | US States And Political Subdivisions [Member]
Financial assets:
Available-for-sale securities	39,257	35,036
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Available-for-sale securities	148,074	121,703
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Securities [Member]
Financial assets:
Available-for-sale securities	44,681	28,314
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Financial assets:
Available-for-sale securities	630	774
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Trading assets (excluding derivatives)	3	0
Available-for-sale securities	989	441
Derivatives (trading and other assets)	3	0
Financial liabilities:
Fair Value Liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Financial assets:
Available-for-sale securities	989	441
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury And Government [Member]
Financial assets:
Available-for-sale securities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | US States And Political Subdivisions [Member]
Financial assets:
Available-for-sale securities	63	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage Backed Securities [Member]
Financial assets:
Available-for-sale securities	180	292
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Securities [Member]
Financial assets:
Available-for-sale securities	746	149
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Financial assets:
Available-for-sale securities	$ 0	$ 0